Commitments and Contingencies - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2024	$ 436,030	$ 224,770
2025	122,249	180,959
2026	124,193	130,928
2027	67,548	129,542
2028	12,472	47,418
Thereafter	33,577	56,313
Total Lease Payments	796,069	769,930
Less: Imputed Interest	(125,616)	(200,928)
Total	$ 670,453	$ 569,003